SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended
	Mar. 25, 2019 CAD ($) $ / shares shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2018 CAD ($) $ / shares shares	Nov. 30, 2017 USD ($) shares	Nov. 30, 2017 CAD ($) $ / shares shares
Stock Issued During Period Under Private Placement		4,000,000	4,000,000	10,000,000	10,000,000
Shares Issued, Price Per Share | $ / shares			$ 0.05		$ 0.05
Proceeds from private placement		$ 153,551	$ 200,000	$ 392,700	$ 500,000
Directors And Officers [Member]
Stock Issued During Period Under Private Placement		3,075,000	3,075,000
Subsequent Event [Member]
Stock Issued During Period Under Private Placement	6,000,000
Shares Issued, Price Per Share | $ / shares	$ 0.05
Proceeds from private placement | $	$ 300,000